As filed with the Securities and Exchange Commission on May 20, 2020

Securities Act File No. 333-229217

Investment Company Act File No. 811-23417

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 3	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 5	[X]

(Check appropriate box or boxes)

X-SQUARE BALANCED FUND, LLC

(Exact Name of Registrant as Specified in Charter)

Popular Center

209 Munoz Rivera, Suite 1111
San Juan, Puerto Rico 00918
 (Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: +1 787-282-1621

Joshua B. Deringer

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

This PEA No.3 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 2 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that it has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized in the City of San Juan, Puerto Rico on this 20th day of May, 2020.

X-SQUARE BALANCED FUND, LLC

By:	/s/Ignacio Canto
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities indicated on this 20th day of May, 2020.

Name	Title	Date

/s/Ignacio Canto	President and Manager	May 20, 2020
Ignacio Canto
/s/Ruben Tapia	Treasurer (Principal Financial Officer and Principal Accounting Officer)	May 20, 2020
Ruben Tapia

*/s/ Fernando Nido	Manager	May 20, 2020
Fernando Nido

*/s/ Luis Roig	Manager	May 20, 2020
Luis Roig

*By:	/s/ Ignacio Canto
Ignacio Canto
Attorney-In-Fact (pursuant to Powers of Attorney as previously filed on September 18, 2019 as Exhibit (q) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement (Accession No. 0001398344-19-016752))

Exhibit Index

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase